Offerings	Sep. 23, 2026 USD ($) $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.200% Notes due 2036
Amount Registered	400,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99853
Maximum Aggregate Offering Price	$ 399,412,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,158.8
Offering Note

(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in DICK’S Sporting Goods, Inc.’s Registration Statement on Form S-3 (File No. 333-299029), in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.900% Notes due 2056
Amount Registered	600,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99962
Maximum Aggregate Offering Price	$ 599,772,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,828.51
Offering Note

(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in DICK’S Sporting Goods, Inc.’s Registration Statement on Form S-3 (File No. 333-299029), in accordance with Rules 456(b) and 457(r) under the Securities Act.